UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549	OMB APPROVAL
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FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-2214
Columbia Funds Trust I
(Exact name of registrant as specified in charter)
One Financial Center, Boston, Massachusetts		02111
(Address of principal executive offices)		(Zip code)
Vincent Pietropaolo, Esq. Columbia Management Group, Inc. One Financial Center Boston, MA 02111
(Name and address of agent for service)

Registrant's telephone number, including area code:		1-617-772-3698

Date of fiscal year end:	05/31/05

Date of reporting period:	02/28/05

Item 1. Schedule of Investments.

INVESTMENT PORTFOLIO
February 28, 2005 (Unaudited)	Columbia Strategic Income Fund

			Par ($)	Value ($)*
Government Agencies & Obligations – 51.9%
FOREIGN GOVERNMENT BONDS – 35.1%
Aries Vermogensverwalting	7.750% 10/25/09	EUR	2,500,000	3,774,522
Corp. Andina de Fomento	6.375% 06/18/09		4,000,000	5,891,619
European Investment Bank	7.625% 12/07/07	GBP	5,110,000	10,459,501
Federal Republic of Brazil
	3.063% 04/15/24(a)	USD	6,350,000	5,937,250
	8.250% 01/20/34		1,995,000	1,905,225
	8.750% 02/04/25		2,475,000	2,475,000
	11.500% 04/02/09	EUR	4,250,000	6,834,291
	14.500% 10/15/09	USD	12,750,000	16,798,125
Federal Republic of Germany
	4.250% 07/04/14	EUR	11,740,000	16,271,874
	6.000% 07/04/07		10,280,000	14,654,441
Government of Canada
	5.250% 06/01/13	CAD	6,200,000	5,389,654
	10.000% 06/01/08		24,110,000	23,526,872
Government of New Zealand
	6.000% 11/15/11	NZD	21,400,000	15,439,987
	6.500% 04/15/13		27,600,000	20,552,745
Government of Poland	8.500% 05/12/07	PLN	29,915,000	10,835,828
Government of Spain	5.500% 07/30/17	EUR	7,635,000	11,758,373
Hellenic Republic of Greece	5.350% 05/18/11		5,000,000	7,324,517
Kingdom of Norway
	5.500% 05/15/09	NOK	41,770,000	7,329,683
	6.000% 05/16/11		27,300,000	4,989,054
Kingdom of Sweden
	5.000% 01/28/09	SEK	153,580,000	24,103,759
	6.750% 05/05/14		86,735,000	15,595,090
New South Wales Treasury Corp.	7.000% 12/01/10	AUD	14,460,000	12,114,241
Republic of Bulgaria	8.250% 01/15/15(a)	USD	7,065,000	8,873,640
Republic of Colombia
	9.750% 04/09/11		5,402,859	6,118,737
	11.500% 05/31/11	EUR	3,010,000	5,015,789
	11.750% 02/25/20	USD	4,620,000	5,844,300
Republic of France	4.000% 04/25/14	EUR	8,220,000	11,191,623
Republic of Italy	5.000% 02/01/12		15,535,000	22,536,158
Republic of Panama	8.875% 09/30/27	USD	6,230,000	7,039,900
Republic of Peru
	7.500% 10/14/14	EUR	2,475,000	3,555,243
	9.875% 02/06/15	USD	6,100,000	7,365,750
Republic of Philippines	10.625% 03/16/25		3,100,000	3,472,000
Republic of South Africa

1

	5.250% 05/16/13	EUR	11,030,000	15,519,689
	13.000% 08/31/10	ZAR	24,700,000	5,317,782
Republic of Venezuela	9.250% 09/15/27	USD	6,945,000	7,153,350
Russian Federation
	5.000% 03/31/30		6,060,000	6,396,936
	11.000% 07/24/18		5,752,000	8,285,181
	12.750% 06/24/28		7,430,000	12,662,949
United Kingdom Treasury
	5.000% 03/07/12	GBP	2,540,000	4,959,044
	7.500% 12/07/06		6,535,000	13,141,928
	9.000% 07/12/11		4,750,000	11,249,532
United Mexican States
	7.500% 03/08/10	EUR	5,040,000	7,797,443
	7.500% 04/08/33	USD	9,255,000	10,254,540
	11.375% 09/15/16		7,590,000	11,164,890
Western Australia Treasury Corp.	7.500% 10/15/09	AUD	14,665,000	12,393,359
FOREIGN GOVERNMENT BONDS TOTAL				451,271,414
U.S. GOVERNMENT AGENCIES & OBLIGATIONS – 16.8%
Federal Farm Credit Bank	5.000% 08/25/10	USD	8,600,000	8,644,290
U.S. Treasury Bond
	7.500% 11/15/24		12,000,000	16,138,596
	8.875% 02/15/19		9,000,000	12,899,529
	10.375% 11/15/12		52,000,000	60,795,332
	10.625% 08/15/15		29,415,000	44,629,232
	12.500% 08/15/14		52,151,000	70,214,385
U.S. Treasury Note	4.875% 02/15/12		3,500,000	3,646,972
U.S. GOVERNMENT AGENCIES & OBLIGATIONS TOTAL				216,968,336
	Total Government Agencies & Obligations (cost of $603,272,982)			668,239,750
Corporate Fixed-Income Bonds & Notes – 39.8%
BASIC MATERIALS – 3.7%
Chemicals – 1.8%
Agricultural Chemicals – 0.7%
IMC Global, Inc.	10.875% 08/01/13		1,835,000	2,243,288
Terra Capital, Inc.	12.875% 10/15/08		2,990,000	3,662,750
UAP Holding Corp.	(b) 07/15/12 (10.750% 01/15/08)(c)		1,630,000	1,328,450
United Agri Products	9.000% 12/15/11(c)		1,387,000	1,511,830
				8,746,318

2

Chemicals-Diversified – 0.9%
BCP Caylux Holdings Luxembourg SCA	9.625% 06/15/14(c)	1,180,000	1,361,425
EquiStar Chemicals LP	10.625% 05/01/11	2,615,000	3,026,862
Huntsman ICI Holdings LLC
	(d) 12/31/09	5,423,000	3,091,110
	7.375% 01/01/15(c)	905,000	959,300
Innophos Investments Holdings, Inc.	10.771% 02/15/15(a)(c)	925,000	927,313
NOVA Chemicals Corp.	6.500% 01/15/12	780,000	826,800
Westlake Chemical Corp.	8.750% 07/15/11	767,000	855,205
			11,048,015
Chemicals-Specialty – 0.2%
Crompton Corp.	8.710% 08/01/10(a)	940,000	1,019,900
Rhodia SA	8.875% 06/01/11	2,125,000	2,199,375
			3,219,275
Chemicals Total			23,013,608
Forest Products & Paper – 0.9%
Forestry – 0.2%
Millar Western Forest Products Ltd.	7.750% 11/15/13	1,260,000	1,323,000
Tembec Industries, Inc.	8.500% 02/01/11	900,000	897,750
			2,220,750
Paper & Related Products – 0.7%
Boise Cascade LLC
	5.535% 10/15/12(a)(c)	915,000	947,025
	7.125% 10/15/14(c)	1,030,000	1,096,950
Buckeye Technologies, Inc.	8.500% 10/01/13	390,000	423,150
Caraustar Industries, Inc.	9.875% 04/01/11	1,605,000	1,757,475
Georgia-Pacific Corp.	8.000% 01/15/24	1,025,000	1,231,281
Neenah Paper, Inc.	7.375% 11/15/14(c)	680,000	686,800
Newark Group, Inc.	9.750% 03/15/14	1,335,000	1,395,075
Norske Skog Canada Ltd.
	7.375% 03/01/14	565,000	596,075
	8.625% 06/15/11	850,000	913,750
			9,047,581
Forest Products & Paper Total			11,268,331
Iron/Steel – 0.5%
Metal-Iron – 0.2%
Wise Metals Group LLC	10.250% 05/15/12	2,295,000	2,358,113
			2,358,113
Steel-Producers – 0.1%
Bayou Steel Corp.	9.000% 03/31/11	750,000	753,750
Steel Dynamics, Inc.
	9.500% 03/15/09	940,000	1,025,775
			1,779,525

3

Steel-Specialty – 0.2%
UCAR Finance, Inc.	10.250% 02/15/12	2,200,000	2,453,000
			2,453,000
Iron/Steel Total			6,590,638
Metals & Mining – 0.5%
Metal-Aluminum – 0.2%
Kaiser Aluminum & Chemical Corp.	10.875% 10/15/06(e)	3,200,000	2,768,000
			2,768,000
Metal-Diversified – 0.2%
Earle M. Jorgensen Co.	9.750% 06/01/12	2,045,000	2,290,400
			2,290,400
Mining Services – 0.1%
HudBay Mining and Smelting Co., Ltd.	9.625% 01/15/12(c)	810,000	850,500
			850,500
Metals & Mining Total			5,908,900
BASIC MATERIALS TOTAL			46,781,477
COMMUNICATIONS – 8.8%
Media – 4.1%
Broadcast Services/Programs – 0.2%
Fisher Communications, Inc.	8.625% 09/15/14(c)	925,000	1,010,563
XM Satellite Radio Holdings, Inc.	8.243% 05/01/09(a)	1,380,000	1,411,050
			2,421,613
Cable TV – 1.6%
Atlantic Broadband Finance LLC	9.375% 01/15/14(c)	1,965,000	1,910,962
Cablevision Systems Corp.	6.669% 04/01/09(a)(c)	1,580,000	1,761,700
Charter Communications Holdings LLC
	9.920% 04/01/11	8,080,000	6,605,400
	10.250% 09/15/10	1,130,000	1,193,563
CSC Holdings, Inc.
	6.750% 04/15/12(c)	1,310,000	1,418,075
	7.625% 04/01/11	180,000	201,600
Insight Communications Co., Inc.	(b) 02/15/11 (12.250% 02/15/06)	955,000	955,000
Insight Midwest LP	9.750% 10/01/09	1,020,000	1,072,275
Northland Cable Television, Inc.	10.250% 11/15/07	2,735,000	2,707,650
Pegasus Satellite Communications, Inc.	11.250% 01/15/10(c)(e)	2,290,000	1,396,900
Telenet Group Holding NV	(b) 06/15/14 (11.500% 12/15/08)(c)	2,210,000	1,690,650
			20,913,775
Multimedia – 0.6%
Advanstar Communications, Inc.

4

	(b) 10/15/11 (15.000% 10/15/05)	1,555,000	1,411,162
	12.000% 02/15/11	1,615,000	1,748,237
Haights Cross Communications, Inc.	(b) 08/15/11 (12.500% 02/15/09)	1,735,000	1,162,450
Haights Cross Operating Co.
	11.750% 08/15/11	1,690,000	1,909,700
	11.750% 08/15/11(c)	655,000	740,150
Quebecor Media, Inc.	11.125% 07/15/11	1,130,000	1,283,963
			8,255,662
Publishing-Newspapers – 0.2%
Hollinger, Inc.
	11.875% 03/01/11(c)(f)	734,000	821,163
	12.875% 03/01/11(c)	1,072,000	1,231,460
			2,052,623
Publishing-Periodicals – 0.8%
CBD Media Holdings LLC & Finance, Inc.	9.250% 07/15/12(c)	1,160,000	1,203,500
Dex Media, Inc.	(b) 11/15/13 (9.000% 11/15/08)	1,375,000	1,082,813
Dex Media East LLC	12.125% 11/15/12	877,000	1,056,785
Dex Media West LLC	9.875% 08/15/13	2,571,000	2,943,795
PriMedia, Inc.	8.875% 05/15/11	2,330,000	2,519,312
WDAC Subsidiary Corp.	8.375% 12/01/14(c)	1,455,000	1,476,825
			10,283,030
Radio – 0.2%
Spanish Broadcasting System, Inc.	9.625% 11/01/09	2,325,000	2,444,156
			2,444,156
Television – 0.5%
Granite Broadcasting Corp.	9.750% 12/01/10	2,500,000	2,400,000
Paxson Communications
	(b) 01/15/09 (12.250% 01/15/06)	610,000	591,700
	10.750% 07/15/08	2,215,000	2,331,287
Sinclair Broadcast Group, Inc.	8.750% 12/15/11	960,000	1,036,800
			6,359,787
		Media Total	52,730,646
Telecommunication Services – 4.7%
Cellular Telecommications – 1.9%
American Cellular Corp.	10.000% 08/01/11	1,430,000	1,394,250
Dobson Cellular Systems	8.375% 11/01/11(c)	450,000	482,625
Dobson Communications Corp.	8.875% 10/01/13	2,720,000	2,284,800
Horizon PCS, Inc.	11.375% 07/15/12(c)	1,150,000	1,316,750
iPCS Escrow Co.	11.500% 05/01/12	705,000	816,038
Nextel Communications, Inc.	7.375% 08/01/15	2,860,000	3,131,700

5

Nextel Partners, Inc.	8.125% 07/01/11	1,820,000	2,006,550
Rogers Cantel, Inc.	9.750% 06/01/16	2,300,000	2,840,500
Rogers Wireless, Inc.	8.000% 12/15/12	1,125,000	1,220,625
Rural Cellular Corp.	8.250% 03/15/12	1,215,000	1,293,975
UbiquiTel Operating Co.
	9.875% 03/01/11	1,255,000	1,421,287
	9.875% 03/01/11(c)	915,000	1,036,238
US Unwired, Inc.	10.000% 06/15/12	2,465,000	2,797,775
Western Wireless Corp.	9.250% 07/15/13	2,205,000	2,563,312
			24,606,425
Satellite Telecommunications – 0.6%
Inmarsat Finance II PLC	(b) 11/15/12 (10.375% 11/15/08)	2,090,000	1,580,562
Intelsat Bermuda Ltd.	8.250% 01/15/13(c)	2,230,000	2,330,350
New Skies Satellites NV	9.125% 11/01/12(c)	1,035,000	1,076,400
PanAmSat Corp.	9.000% 08/15/14	910,000	1,001,000
Zeus Special Subsidiary Ltd.	(b) 02/01/15 (9.250% 02/01/10)(c)	1,620,000	1,077,300
			7,065,612
Telecommunication Equipment – 0.1%
Lucent Technologies, Inc.	6.450% 03/15/29	1,700,000	1,621,375
			1,621,375

Telecommunication Services – 0.5%
Axtel SA	11.000% 12/15/13	2,260,000	2,449,275
Time Warner Telecom, Inc.
	9.750% 07/15/08	2,120,000	2,162,400
	10.125% 02/01/11	1,995,000	2,024,925
			6,636,600
Telephone-Integrated – 1.3%
Cincinnati Bell, Inc.	8.375% 01/15/14	2,685,000	2,772,263
Qwest Capital Funding, Inc.
	7.250% 02/15/11	4,390,000	4,318,662
	7.750% 02/15/31	2,065,000	1,902,381
Qwest Services Corp.	14.000% 12/15/10(c)	5,505,000	6,550,950
US LEC Corp.	10.670% 10/01/09(a)	935,000	937,338
			16,481,594
Wireless Equipment – 0.3%
American Towers, Inc.	7.250% 12/01/11	1,150,000	1,224,750
SBA Telecommunications, Inc.	(b) 12/15/11 (9.750% 12/15/07)	1,540,000	1,355,200

6

SpectraSite, Inc.	8.250% 05/15/10	1,120,000	1,204,000
			3,783,950
Telecommunication Services Total			60,195,556
COMMUNICATIONS TOTAL			112,926,202
CONSUMER CYCLICAL – 8.5%
Airlines – 0.5%
Airlines – 0.5%
Continental Airlines, Inc.	7.568% 12/01/06	2,450,000	1,984,500
Delta Air Lines, Inc.	7.900% 12/15/09	1,115,000	529,625
Northwest Airlines, Inc.	9.875% 03/15/07	3,585,000	2,957,625
United Air Lines, Inc.	1.535% 03/02/04(a)(g)	1,694,104	1,499,282
			6,971,032
		Airlines Total	6,971,032
Apparel – 0.6%
Apparel Manufacturers – 0.6%
Broder Brothers Co.
	11.250% 10/15/10	1,360,000	1,472,200
	11.250% 10/15/10(c)	670,000	725,275
Levi Strauss & Co.	9.750% 01/15/15(c)	3,850,000	4,061,750
Phillips-Van Heusen Corp.
	7.250% 02/15/11	815,000	851,675
	8.125% 05/01/13	870,000	943,950
			8,054,850
		Apparel Total	8,054,850
Auto Manufacturers – 0.1%
Auto-Medium & Heavy Duty Trucks – 0.1%
Navistar International Corp.	7.500% 06/15/11	1,200,000	1,278,000
			1,278,000
Auto Manufacturers Total			1,278,000
Auto Parts & Equipment – 0.8%
Auto/Truck Parts & Equipment-Original – 0.5%
Accuride Corp.	9.250% 02/01/08	875,000	887,031
Collins & Aikman Products Co.	12.875% 08/15/12(c)	230,000	156,400
Cooper-Standard Automotive, Inc.	8.375% 12/15/14(c)	1,815,000	1,715,175
Delco Remy International, Inc.	11.000% 05/01/09	1,150,000	1,213,250
Dura Operating Corp.	8.625% 04/15/12	2,125,000	2,140,937
			6,112,793
Auto/Truck Parts & Equipment-Replacement – 0.1%
Rexnord Corp.	10.125% 12/15/12	1,040,000	1,177,800
			1,177,800

7

Rubber-Tires – 0.2%
Goodyear Tire & Rubber Co.	7.857% 08/15/11	2,365,000	2,477,338
			2,477,338
Auto Parts & Equipment Total			9,767,931
Distribution/Wholesale – 0.1%
Distribution/Wholesale – 0.1%
Buhrmann US, Inc.	7.875% 03/01/15(c)(h)	795,000	808,913
			808,913
Distribution/Wholesale Total			808,913
Entertainment – 1.5%
Gambling (Non-Hotel) – 0.2%
Global Cash Access LLC/Global Cash Finance Corp.	8.750% 03/15/12	1,945,000	2,129,775
			2,129,775
Music – 0.4%
Steinway Musical Instruments, Inc.	8.750% 04/15/11	1,260,000	1,357,650
Warner Music Group	7.375% 04/15/14(c)	1,920,000	2,035,200
WMG Holdings Corp.	9.760% 12/15/14(a)(c)	1,400,000	1,393,000
			4,785,850
Resorts/Theme Parks – 0.4%
Six Flags, Inc.	9.625% 06/01/14	4,190,000	3,938,600
Universal City Florida Holding Co.	8.375% 05/01/10(c)	880,000	924,000
			4,862,600
Theaters – 0.5%
AMC Entertainment, Inc.	9.875% 02/01/12	2,550,000	2,785,875
LCE Acquisition Corp.	9.000% 08/01/14(c)	2,435,000	2,547,619
Marquee Holdings, Inc.	(b) 08/15/14 (12.000% 08/15/09)(c)	2,290,000	1,585,825
			6,919,319
Entertainment Total			18,697,544
Home Builders – 0.7%
Building-Residential/Commercial – 0.7%
D.R. Horton, Inc.	9.750% 09/15/10	2,855,000	3,461,687
K. Hovnanian Enterprises, Inc.
	8.875% 04/01/12	1,270,000	1,403,350
	10.500% 10/01/07	1,470,000	1,675,800
Standard-Pacific Corp.	9.250% 04/15/12	1,770,000	2,093,025
			8,633,862
Home Builders Total			8,633,862
Home Furnishings – 0.3%
Appliances – 0.1%
ALH Finance LLC	8.500% 01/15/13(c)	1,115,000	1,140,088
			1,140,088

8

Home Furnishings – 0.2%
Norcraft Companies	9.000% 11/01/11	835,000	897,625
WII Components, Inc.	10.000% 02/15/12	2,425,000	2,455,312
			3,352,937
Home Furnishings Total			4,493,025
Leisure Time – 0.5%
Cruise Lines – 0.0%
NCL Corp.	10.625% 07/15/14(c)	710,000	731,300
			731,300
Leisure & Recreational Products – 0.1%
K2, Inc.	7.375% 07/01/14	990,000	1,071,180
			1,071,180
Recreational Centers – 0.4%
AMF Bowling Worldwide, Inc.	10.000% 03/01/10	1,825,000	1,875,187
Equinox Holdings, Inc.	9.000% 12/15/09	1,930,000	2,050,625
Town Sports International, Inc.	(b) 02/01/14 (11.000% 02/01/09)	2,395,000	1,371,138
			5,296,950
Leisure Time Total			7,099,430
Lodging – 2.1%
Casino Hotels – 2.1%
Circus & Eldorado/Silver Legacy Capital Corp.	10.125% 03/01/12	1,740,000	1,896,600
Hard Rock Hotel, Inc.	8.875% 06/01/13	1,555,000	1,710,500
Hollywood Casino Shreveport	13.000% 08/01/06(i)	5,220,000	4,450,050
Inn of the Mountain Gods Resort & Casino	12.000% 11/15/10	1,680,000	1,969,800
MGM Mirage, Inc.	6.750% 09/01/12	2,135,000	2,263,100
Mohegan Tribal Gaming Authority	6.125% 02/15/13(c)	1,025,000	1,045,500
Penn National Gaming, Inc.	6.750% 03/01/15(c)(h)	1,890,000	1,930,162
Pinnacle Entertainment, Inc.
	8.250% 03/15/12	880,000	941,600
	8.750% 10/01/13	1,855,000	2,017,312
Premier Entertainment Biloxi Financial LLC	10.750% 02/01/12	455,000	495,950
River Rock Entertainment	9.750% 11/01/11	2,090,000	2,319,900
Seneca Gaming Corp.	7.250% 05/01/12	1,540,000	1,609,300
Station Casinos, Inc.	6.875% 03/01/16	520,000	548,600
Virgin River Casino Corp.
	(b) 01/15/13 (12.750% 01/15/09)(c)	1,205,000	759,150
	9.000% 01/15/12(c)	664,000	697,200
Wynn Las Vegas LLC	6.625% 12/01/14(c)	2,190,000	2,195,475
			26,850,199
		Lodging Total	26,850,199

9

Retail – 1.1%
Retail-Automobiles – 0.1%
Asbury Automotive Group, Inc.	8.000% 03/15/14	1,630,000	1,691,125
			1,691,125
Retail-Drug Stores – 0.3%
Jean Coutu Group (PJC), Inc.	8.500% 08/01/14(c)	1,205,000	1,229,100
Rite Aid Corp.
	7.500% 01/15/15(c)	555,000	550,837
	9.250% 06/01/13	1,325,000	1,331,625
			3,111,562
Retail-Home Furnishings – 0.2%
Levitz Home Furnishings, Inc.	12.000% 11/01/11(c)	555,000	566,100
Tempur-Pedic, Inc.	10.250% 08/15/10	1,446,000	1,648,440
			2,214,540
Retail-Jewelry – 0.1%
Finlay Fine Jewelry Corp.	8.375% 06/01/12	1,510,000	1,449,600
			1,449,600
Retail-Major Department Stores – 0.1%
Saks, Inc.	7.000% 12/01/13	533,000	554,320
			554,320
Retail-Propane Distributors – 0.1%
Ferrellgas Partners LP	8.750% 06/15/12	1,520,000	1,637,800
			1,637,800
Retail-Restaurants – 0.2%
Denny’s Holdings, Inc.	10.000% 10/01/12(c)	1,380,000	1,493,850
Landry’s Restaurants, Inc.	7.500% 12/15/14(c)	1,435,000	1,438,588
			2,932,438
		Retail Total	13,591,385
Textiles – 0.2%
Textile-Products – 0.2%
Collins & Aikman Floor Cover	9.750% 02/15/10	1,400,000	1,512,000
INVISTA	9.250% 05/01/12(c)	1,150,000	1,290,875
			2,802,875
		Textiles Total	2,802,875
	CONSUMER CYCLICAL TOTAL		109,049,046
CONSUMER NON-CYCLICAL – 5.3%
Agriculture – 0.3%
Agricultural Operations – 0.2%
Seminis Vegetable Seeds, Inc.	10.250% 10/01/13	2,332,000	2,792,570
			2,792,570

10

Tobacco – 0.1%
North Atlantic Trading Co., Inc.	9.250% 03/01/12	1,755,000	1,401,806
			1,401,806
		Agriculture Total	4,194,376
Beverages – 0.1%
Beverages-Wine/Spirits – 0.1%
Constellation Brands, Inc.	8.125% 01/15/12	1,175,000	1,280,750
			1,280,750
	Beverages Total		1,280,750
Biotechnology – 0.2%
Medical-Biomedical/Gene – 0.2%
Bio-Rad Laboratories, Inc.	7.500% 08/15/13	2,020,000	2,201,800
			2,201,800
	Biotechnology Total		2,201,800
Commercial Services – 1.5%
Commercial Services – 0.2%
Iron Mountain, Inc.	7.750% 01/15/15	470,000	480,575
Language Line Holdings, Inc.	11.125% 06/15/12	2,365,000	2,512,813
			2,993,388
Commercial Services-Finance – 0.2%
Dollar Financial Group, Inc.	9.750% 11/15/11	2,385,000	2,623,500
			2,623,500
Funeral Services & Related Items – 0.2%
Carriage Services, Inc.	7.875% 01/15/15(c)	195,000	201,825
Service Corp. International	7.700% 04/15/09	2,385,000	2,551,950
			2,753,775
Printing-Commercial – 0.4%
American Color Graphics, Inc.	10.000% 06/15/10	1,215,000	871,762
Sheridan Group	10.250% 08/15/11	1,290,000	1,393,200
Vertis, Inc.	13.500% 12/07/09(c)	2,025,000	2,045,250
			4,310,212
Private Corrections – 0.2%
GEO Group, Inc.	8.250% 07/15/13	1,965,000	2,073,075
			2,073,075
Rental Auto/Equipment – 0.3%
NationsRent, Inc.	9.500% 10/15/10	2,575,000	2,864,687
Williams Scotsman, Inc.	9.875% 06/01/07	1,130,000	1,132,825
			3,997,512
	Commercial Services Total		18,751,462
Cosmetics/Personal Care – 0.2%
Cosmetics & Toiletries – 0.2%
DEL Laboratories, Inc.	8.000% 02/01/12(c)	1,020,000	1,012,350
Elizabeth Arden, Inc.	7.750% 01/15/14	1,365,000	1,450,313
			2,462,663
	Cosmetics/Personal Care Total		2,462,663

11

Food – 0.9%
Food-Confectionery – 0.2%
Merisant Co.	10.250% 07/15/13(c)	1,425,000	1,268,250
Tabletop Holdings, Inc.	(b) 05/15/14
	(12.250% 11/15/08) (c)	4,055,000	1,632,138
			2,900,388
Food-Miscellaneous/Diversified – 0.5%
Dole Food Co., Inc.	8.625% 05/01/09	1,880,000	2,028,050
Pinnacle Foods Holding Corp.	8.250% 12/01/13	2,945,000	2,694,675
Reddy Ice Holdings, Inc.	(b) 11/01/12
	(10.500% 11/01/08)(c)	1,120,000	845,600
			5,568,325
Food-Retail – 0.2%
Stater Brothers Holdings	8.125% 06/15/12	2,715,000	2,833,781
			2,833,781
	Food Total		11,302,494
Healthcare Services – 1.5%
Medical-HMO – 0.1%
Coventry Health Care, Inc.	8.125% 02/15/12	1,690,000	1,850,550
			1,850,550
Medical-Hospitals – 0.5%
Tenet Healthcare Corp.	9.875% 07/01/14(c)	3,945,000	4,211,287
United Surgical Partners International, Inc.	10.000% 12/15/11	2,235,000	2,508,788
			6,720,075
Medical-Outpatient/Home Medical – 0.1%
Select Medical Corp.	7.625% 02/01/15(c)	1,020,000	1,050,600
			1,050,600
MRI/Medical Diagnostic Imaging – 0.6%
InSight Health Services Corp.	9.875% 11/01/11	2,400,000	2,454,000
MedQuest, Inc.	11.875% 08/15/12	2,460,000	2,792,100
MQ Associates, Inc.	(b) 08/15/12
	(12.250% 08/15/08)	3,945,000	2,860,125
			8,106,225
Physical Practice Management – 0.2%
US Oncology, Inc.	9.000% 08/15/12(c)	1,955,000	2,130,950
			2,130,950
	Healthcare Services Total		19,858,400

12

Household Products/Wares – 0.5%
Consumer Products-Miscellaneous – 0.5%
AAC Group Holdings Corp.	(b) 10/01/12
	(10.250% 10/01/08) (c)	480,000	339,600
Amscan Holdings, Inc.	8.750% 05/01/14	2,255,000	2,243,725
Jostens IH Corp.	7.625% 10/01/12(c)	1,155,000	1,195,425
Playtex Products, Inc.	9.375% 06/01/11	3,070,000	3,315,600
			7,094,350
	Household Products/Wares Total		7,094,350
Pharmaceuticals – 0.1%
Medical-Drugs – 0.1%
Warner Chilcott Corp.	8.750% 02/01/15(c)	1,035,000	1,075,106
			1,075,106
	Pharmaceuticals Total		1,075,106
	CONSUMER NON-CYCLICAL TOTAL		68,221,401
ENERGY – 3.5%
Oil & Gas – 1.6%
Oil & Gas Drilling – 0.2%
Ocean Rig Norway AS	10.250% 06/01/08	1,585,000	1,628,588
Pride International, Inc.	7.375% 07/15/14	865,000	955,825
			2,584,413
Oil Companies-Exploration & Production – 1.3%
Chesapeake Energy Corp.
	6.375% 06/15/15(c)	440,000	464,200
	7.500% 06/15/14	885,000	982,350
Compton Petroleum Corp.	9.900% 05/15/09	2,200,000	2,420,000
Encore Acquisition Co.	8.375% 06/15/12	1,885,000	2,087,637
Energy Partners Ltd.	8.750% 08/01/10	1,150,000	1,247,750
Magnum Hunter Resources, Inc.	9.600% 03/15/12	1,472,000	1,679,920
PEMEX Finance Ltd.
	9.150% 11/15/18	2,485,000	3,077,697
	10.610% 08/15/17	1,650,000	2,199,417
TransTexas Gas Corp.	15.000% 03/15/05(i)(j)	465,296	5
Whiting Petroleum Corp.	7.250% 05/01/12	1,890,000	1,956,150
			16,115,126
Oil Refining & Marketing – 0.1%
Premcor Refining Group, Inc.	7.500% 06/15/15	1,430,000	1,558,700
			1,558,700
	Oil & Gas Total		20,258,239
Oil & Gas Services – 0.6%
Oil-Field Services – 0.6%
Gazprom	9.625% 03/01/13	5,760,000	6,858,432

13

Newpark Resources, Inc.	8.625% 12/15/07	1,560,000	1,583,400
			8,441,832
	Oil & Gas Services Total		8,441,832
Pipelines – 1.3%
Pipelines – 1.3%
Coastal Corp.	7.750% 06/15/10	3,550,000	3,731,938
Dynegy Holdings, Inc.
	6.875% 04/01/11	1,895,000	1,771,825
	9.875% 07/15/10(c)	960,000	1,070,400
Northwest Pipeline Corp.	8.125% 03/01/10	760,000	842,650
Sonat, Inc.
	6.875% 06/01/05	1,000,000	1,010,000
	7.625% 07/15/11	4,230,000	4,420,350
Southern Natural Gas Co.	8.875% 03/15/10	1,335,000	1,475,175
Williams Companies, Inc.	8.125% 03/15/12	1,780,000	2,073,700
			16,396,038
	Pipelines Total		16,396,038
	ENERGY TOTAL		45,096,109
FINANCIALS – 0.7%

Diversified Financial Services – 0.5%
Finance-Commercial – 0.1%
FINOVA Group, Inc.	7.500% 11/15/09(k)	2,145,034	954,540
			954,540
Finance-Investment Banker/Broker – 0.4%
E*Trade Financial Corp.	8.000% 06/15/11(c)	1,370,000	1,479,600
LaBranche & Co., Inc.	11.000% 05/15/12	3,745,000	4,035,237
			5,514,837
	Diversified Financial Services Total		6,469,377
Real Estate Investment Trusts – 0.2%
REITS-Hotels – 0.1%
La Quinta Properties, Inc.	7.000% 08/15/12	500,000	530,000
			530,000

REITS-Mortgage – 0.1%
Thornburg Mortgage, Inc.	8.000% 05/15/13	1,545,000	1,633,838
			1,633,838
	Real Estate Investment Trusts Total		2,163,838

14

Savings & Loans – 0.0%
Savings & Loans/ Thrifts-Western US – 0.0%
Western Financial Bank	9.625% 05/15/12	740,000	828,800
			828,800
	Savings & Loans Total		828,800
	FINANCIALS TOTAL		9,462,015

INDUSTRIALS – 6.7%
Aerospace & Defense – 0.6%
Aerospace/Defense-Equipment – 0.6%
Argo-Tech Corp.	9.250% 06/01/11	1,215,000	1,339,537
BE Aerospace, Inc.	8.875% 05/01/11	2,095,000	2,220,700
Sequa Corp.
	8.875% 04/01/08	955,000	1,040,950
	9.000% 08/01/09	380,000	421,800
Standard Aero Holdings, Inc.	8.250% 09/01/14(c)	1,370,000	1,472,750
TransDigm, Inc.	8.375% 07/15/11	1,175,000	1,254,313
			7,750,050
Electronics-Military – 0.0%
Condor Systems, Inc.	11.875% 05/01/09(i)(j)	4,000,000	40,000
			40,000
	Aerospace & Defense Total		7,790,050

Building Materials – 0.7%
Building & Construction Products-Miscellaneous – 0.3%
Associated Materials, Inc.	(b) 03/01/14
	(11.250% 03/01/09)	1,430,000	1,036,750
Congoleum Corp.	8.625% 08/01/08(e)	1,305,000	1,327,837
Nortek, Inc.	8.500% 09/01/14	990,000	1,012,275
			3,376,862
Building Products-Cement/Aggregation – 0.3%
RMCC Acquisition Co.	9.500% 11/01/12(c)	1,810,000	1,805,475
U.S. Concrete, Inc.	8.375% 04/01/14	1,670,000	1,745,150
			3,550,625
Building Products-Doors & Windows – 0.1%
ACIH, Inc.	(b) 12/15/12
	(11.500% 12/15/07) (c)	2,105,000	1,573,488
			1,573,488
	Building Materials Total		8,500,975
Electrical Components & Equipment – 0.2%
Wire & Cable Products – 0.2%
Coleman Cable, Inc.	9.875% 10/01/12(c)	2,065,000	2,165,669
			2,165,669
	Electrical Components & Equipment Total		2,165,669

15

Electronics – 0.1%
Electronic Components-Miscellaneous – 0.1%
Flextronics International Ltd.	6.250% 11/15/14	670,000	673,350
Sanmina-SCI Corp.	6.750% 03/01/13(c)	950,000	957,125
			1,630,475
	Electronics Total		1,630,475
Engineering & Construction – 0.2%
Building & Construction-Miscellaneous – 0.2%
J. Ray McDermott SA	11.000% 12/15/13(c)	2,160,000	2,462,400
			2,462,400
	Engineering & Construction Total		2,462,400
Environmental Control – 0.6%
Non-Hazardous Waste Disposal – 0.6%
Allied Waste North America, Inc.
	7.875% 04/15/13	1,820,000	1,904,175
	8.500% 12/01/08	2,330,000	2,504,750
Waste Services, Inc.	9.500% 04/15/14(c)	2,735,000	2,803,375
			7,212,300
Recycling – 0.0%
IMCO Recycling Escrow	9.000% 11/15/14(c)	575,000	603,750
			603,750
	Environmental Control Total		7,816,050
Hand/Machine Tools – 0.1%
Machine Tools & Related Products – 0.1%
Newcor, Inc.	6.000% 01/31/13
	(7.500% 01/31/08) (j)(l)	847,510	593,257
			593,257
	Hand/Machine Tools Total		593,257
Machinery Diversified – 0.1%
Machinery-General Industry – 0.1%
Douglas Dynamics LLC	7.750% 01/15/12(c)	1,805,000	1,832,075
			1,832,075
	Machinery Diversified Total		1,832,075
Metal Fabricated/Hardware – 0.8%
Metal Processors & Fabrication – 0.6%
Altra Industrial Motion, Inc.	9.000% 12/01/11(c)	1,195,000	1,197,987
Mueller Group, Inc.	10.000% 05/01/12	1,700,000	1,844,500
Mueller Holdings, Inc.	(b) 04/15/14
	(14.750% 04/15/09)	2,083,000	1,499,760
TriMas Corp.	9.875% 06/15/12	2,485,000	2,596,825
			7,139,072

16

Metal Products-Fasteners – 0.2%
FastenTech, Inc.	12.500% 05/01/11(c)		2,680,000	3,035,100
				3,035,100
	Metal Fabricated/Hardware Total			10,174,172
Miscellaneous Manufacturing – 0.7%
Diversified Manufacturing Operators – 0.5%
Bombardier, Inc.	6.300% 05/01/14(c)		1,680,000	1,486,800
J.B. Poindexter & Co.	8.750% 03/15/14(c)		1,835,000	1,922,162
Koppers Industries, Inc.	9.875% 10/15/13		1,960,000	2,224,600
Trinity Industries, Inc.	6.500% 03/15/14		740,000	743,700
				6,377,262
Filteration/Separation Products – 0.1%
Polypore International, Inc.	(b) 10/01/12
	(10.500% 10/01/08)(c)		2,365,000	1,510,644
				1,510,644

Miscellaneous Manufacturing – 0.1%
Samsonite Corp.	8.875% 06/01/11		1,440,000	1,558,800
				1,558,800
	Miscellaneous Manufacturing Total			9,446,706
Packaging & Containers – 1.2%
Containers-Metal/Glass – 0.4%
Crown European Holdings SA	10.875% 03/01/13		1,800,000	2,133,000
Owens-Brockway Glass Container
	6.750% 12/01/14(c)		1,950,000	1,998,750
	8.250% 05/15/13		340,000	373,150
Owens-Illinois, Inc.	7.500% 05/15/10		440,000	465,300
				4,970,200
Containers-Paper/Plastic – 0.8%
Consolidated Container Co. LLC	(b) 06/15/09
	(10.750% 06/15/07)		1,500,000	1,312,500
Jefferson Smurfit Corp.
	8.250% 10/01/12		1,600,000	1,732,000
	11.500% 10/01/15	EUR	2,120,000	2,795,270
MDP Acquisitions PLC	9.625% 10/01/12	USD	1,775,000	1,970,250
Portola Packaging, Inc.	8.250% 02/01/12		1,460,000	1,193,550
Tekni-Plex, Inc.	12.750% 06/15/10		1,755,000	1,561,950
				10,565,520
	Packaging & Containers Total			15,535,720
Transportation – 1.4%
Transportation-Marine – 0.6%
Ship Finance International Ltd.	8.500% 12/15/13		3,795,000	3,828,206

17

Stena AB
	7.500% 11/01/13	2,215,000	2,259,300
	9.625% 12/01/12	1,425,000	1,603,125
Teekay Shipping Corp.
	8.875% 07/15/11	485,000	561,388
			8,252,019
Transportation-Rail – 0.2%
TFM SA de CV	12.500% 06/15/12	2,210,000	2,574,650
			2,574,650
Transportation-Services – 0.3%
CHC Helicopter Corp.	7.375% 05/01/14	1,450,000	1,508,000
Petroleum Helicopters, Inc.	9.375% 05/01/09	2,710,000	2,940,350
			4,448,350
Transportation-Truck – 0.3%
Allied Holdings, Inc.	8.625% 10/01/07	1,410,000	1,191,450
QDI Capital Corp.	9.000% 11/15/10(c)	2,060,000	2,008,500
			3,199,950
	Transportation Total		18,474,969
	INDUSTRIALS TOTAL		86,422,518
TECHNOLOGY – 0.2%
Semiconductors – 0.2%
Electronic Components-Semiconductors – 0.2%
Amkor Technology, Inc.	9.250% 02/15/08	2,265,000	2,219,700
			2,219,700
	Semiconductors Total		2,219,700
	TECHNOLOGY TOTAL		2,219,700
UTILITIES – 2.4%
Electric – 2.4%
Electric-Generation – 0.5%
AES Corp.
	9.000% 05/15/15(c)	585,000	669,825
	9.500% 06/01/09	1,646,000	1,886,727
Edison Mission Energy	9.875% 04/15/11	2,290,000	2,753,725
Texas Genco LLC	6.875% 12/15/14(c)	1,205,000	1,280,313
			6,590,590
Electric-Integrated – 0.8%
CMS Energy Corp.	8.900% 07/15/08	2,360,000	2,628,450
Nevada Power Co.
	9.000% 08/15/13	1,060,000	1,221,650
	10.875% 10/15/09	2,025,000	2,313,562
PSE&G Energy Holdings LLC	8.625% 02/15/08	2,495,000	2,719,550
TNP Enterprises, Inc.	10.250% 04/01/10	1,630,000	1,731,875
			10,615,087

18

Independent Power Producers – 1.1%
Caithness Coso Funding Corp.	9.050% 12/15/09	2,384,181	2,622,599
Calpine Corp.	8.500% 07/15/10(c)	2,345,000	1,934,625
Calpine Generating Co. LLC
	11.169% 04/01/11(a)	2,950,000	2,861,500
	11.500% 04/01/11	1,370,000	1,284,375
MSW Energy Holdings LLC
	7.375% 09/01/10	800,000	836,000
	8.500% 09/01/10	2,130,000	2,311,050
Orion Power Holdings, Inc.	12.000% 05/01/10	1,825,000	2,281,250
			14,131,399
	Electric Total		31,337,076
	UTILITIES TOTAL		31,337,076
	Total Corporate Fixed-Income Bonds & Notes
	(cost of $495,725,958)		511,515,544
Mortgage-Backed Securities – 5.3%
Federal Home Loan Mortgage Corp.
	7.500% 03/01/16	8,414	8,560
	8.000% 04/01/06-05/01/16	61,511	62,902
	8.500% 02/01/07-07/01/10	49,521	51,227
	8.750% 06/01/08	1,985	2,033
	9.000% 06/01/08-01/01/22	72,143	77,876
	9.250% 08/01/08-05/01/16	87,096	95,233
	9.500% 11/01/08-08/01/16	37,903	40,238
	9.750% 12/01/08-09/01/16	9,346	10,009
	10.000% 07/01/09-11/01/19	120,436	129,142
	10.500% 01/01/20-10/01/24	93,499	106,687
	10.750% 05/01/10-09/01/13	126,960	137,879
	11.250% 10/01/10-11/01/15	138,527	152,804
Federal National Mortgage Association
	7.500% 02/01/06-11/01/11	20,303	20,455
	8.000% 07/01/08-07/01/09	42,321	43,824
	8.250% 11/01/07	22,200	22,384
	8.500% 05/01/08-09/01/21	124,268	128,967
	9.000% 11/01/08-08/01/21	379,678	404,328
	9.250% 05/01/16	93,826	104,310
	10.000% 11/01/13-03/01/16	253,488	282,473
	10.500% 03/01/14-03/01/16	261,662	293,425
	TBA
	6.500% 04/13/35(h)	60,590,000	62,994,696

19

Government National Mortgage Association
	8.500% 02/15/06	850	871
	9.000% 08/15/08-12/15/17	1,196,123	1,311,316
	9.500% 06/15/09-11/15/17	547,450	589,251
	10.000% 11/15/09-09/15/21	167,945	187,451
	10.500% 12/15/10-04/15/21	52,315	59,094
	11.000% 12/15/09-10/15/15	278,907	309,409
	11.750% 08/15/13	8,603	9,577
	12.000% 05/15/14	469	527
	Total Mortgage-Backed Securities
	(cost of $67,727,875)		67,636,948
Asset-Backed Securities – 0.7%
Equity One ABS, Inc.	4.205% 04/25/34	5,050,000	4,869,867
GMAC Mortgage Corp.	4.865% 09/25/34	4,130,000	4,108,111
	Total Asset-Backed Securities
	(cost of $9,143,703)		8,977,978
Convertible Bonds – 0.3%
COMMUNICATIONS – 0.2%
Telecommunications – 0.2%
Telecommunications Services – 0.2%
Nortel Networks Corp.	4.250% 09/01/08	2,265,000	2,158,024
			2,158,024
	Telecommunications Total		2,158,024
	COMMUNICATIONS TOTAL		2,158,024
UTILITIES – 0.1%
Electric – 0.1%
Independent Power Producer – 0.1%
Mirant Corp.	2.500% 06/15/21(e)	1,565,000	1,181,466
			1,181,466
	Electric Total		1,181,466
	UTILITIES TOTAL		1,181,466
	Total Convertible Bonds
	(cost of $3,115,519)		3,339,490
Municipal Bond (Taxable) – 0.2%
CALIFORNIA – 0.2%
CA Cabazon Band Mission Indians	13.000% 10/01/11 (f)	2,820,000	2,896,422
	CALIFORNIA TOTAL		2,896,422
	Total Municipal Bond (Taxable)
	(cost of $2,820,000)		2,896,422

20

Short-Term Obligation – 4.6%
	Repurchase agreement with State Street Bank & Trust Co., dated 02/28/05, due 03/01/05 at 2.520%, collateralized by a U.S. Treasury Bond maturing 08/15/29, market value of $61,857,031 (repurchase proceeds $59,445,161)	59,441,000	59,441,000
	Total Short-Term Obligation (cost of $59,441,000)		59,441,000
	Total Investments – 102.8% (cost of $1,241,247,037)(m)(n)		1,322,047,132
	Other Assets & Liabilities, Net – (2.8)%		(35,964,036)
	Net Assets – 100.0%		1,286,083,096

Notes to Investment Portfolio:

*	Security Valuation

Debt securities generally are valued by pricing services approved by the Fund’s Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities.  The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes.  Debt securities for which quotations are readily available are valued at an over-the-counter or exchange bid quotation. Certain debt securities, which tend to be more thinly traded and of lesser quality, are priced based on fundamental analysis of the financial condition of the issuer and the estimated value of any collateral.  Valuations developed through pricing techniques may vary from the actual amounts realized upon sale of the securities, and the potential variation may be greater for those securities valued using fundamental analysis.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Forward currency exchange contracts are valued at the prevailing forward exchange rate of the underlying currencies.

Foreign securities are generally valued at the last sale price on the foreign exchange or market on which they trade.  If any foreign share prices are not readily available as a result of limited share activity, the securities are valued at the last sale price of the local shares in the principal market in which such securities are normally traded.

Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange (“NYSE”).  The values of such securities used in computing the net asset value of the Fund’s (Funds’) shares are determined as of such times.  Foreign currency exchange rates are generally determined at 2:00 p.m. Eastern (U.S.) time.  Occasionally, events affecting the values of such foreign securities and such exchange rates may occur between the times at which they are determined and the close of the customary trading session of the NYSE, which would not be reflected in the computation of the Fund’s net asset value.  If events materially affecting the values of such foreign securities occur and it is determined that market quotations are not reliable, then these foreign securities will be valued at their fair value using procedures approved by the Board of Trustees.

Investments for which market quotations are not readily available, or quotations which management believes are not appropriate, are valued at fair value under procedures approved by the Board of Trustees.

(a)	Floating rate note. The interest rate shown reflects the rate as of February 28, 2005.
(b)	Step bond. This security is currently not paying coupon. Shown parenthetically is the next interest rate to be paid and the date the Fund will begin accruing at this rate.
(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2005, these securities amounted to $121,966,928, which represents 9.5% of net assets.

(d)	Zero coupon bond.
(e)

The issuer has filed for bankruptcy protection under Chapter 11, and is in default of certain debt covenants. Income is not being accrued. As of February 28, 2005, the value of these securities amounted to $6,674,203, which represents 0.5% of net assets.

(f)	Illiquid security.

21

(g)

The issuer has filed for bankruptcy protection under Chapter 11, and is in default of certain debt covenants. Income is being accrued. As of February 28, 2005, the value of this security represents 0.1% of net assets.

(h)	Securities purchased on a delayed delivery basis.
(i)	The issuer is in default of certain debt covenants. Income is not being accrued. As of February 28, 2005, the value of these securities amounted to $4,490,055, which represent 0.3% of net assets.
(j)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees.
(k)	Issued as part of a bankruptcy reorganization.
(l)	Step bond. Shown parenthetically is the next interest rate to be paid and the date the Fund will begin accruing at this rate.
(m)	Cost for federal income tax purposes is $1,257,540,992.
(n)	Unrealized appreciation and depreciation at February 28, 2005 based on cost of investments for federal income tax purposes was:

	Unrealized	Unrealized	Net Unrealized
	Appreciation	Depreciation	Appreciation

	$93,867,639	$(29,361,499)	$64,506,140

As of February 28, 2005, the Fund had entered into the following forward currency exchange contracts:

Forward Currency Contracts to Buy	Value	Aggregate Face Value	Settlement Date	Unrealized Depreciation
EUR	5,913,018	5,916,612	03/02/05	$(3,594)
EUR	10,932,854	10,939,500	03/02/05	(6,646)
				$(10,240)

Forward Currency Contracts to Sell	Value	Aggregate Face Value	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	$10,932,854	$10,749,502	03/02/05	$(183,352)
EUR	5,913,018	5,811,666	03/02/05	(101,352)
EUR	26,858,533	26,793,850	03/24/05	(64,683)
EUR	8,778,129	8,743,362	03/31/05	(34,767)
EUR	4,973,268	4,953,571	03/31/05	(19,697)
EUR	10,939,095	10,945,275	04/04/05	6,180
EUR	5,916,393	5,919,735	04/04/05	3,342
GBP	13,482,314	13,116,168	03/14/05	(366,146)
GBP	6,772,537	6,721,120	03/31/05	(51,417)
SEK	10,295,763	9,881,035	03/09/05	(414,728)
SEK	10,295,979	9,888,535	03/10/05	(407,444)
				$(1,634,064)

Acronym	Name
AUD	Australian Dollar
CAD	Canadian Dollar
EUR	Euro Currency
GBP	British Pound
NOK	Norwegian Krona
NZD	New Zealand Dollar
PLN	Polish Zloty
REIT	Real Estate Investment Trust
SEK	Swedish Krona
USD	United States Dollar
ZAR	South African Rand

22

INVESTMENT PORTFOLIO
February 28, 2005 (Unaudited)	Columbia High Yield Opportunity Fund

		Par ($)	Value ($)*
Corporate Fixed-Income Bonds & Notes – 90.3%
BASIC MATERIALS – 8.5%
Chemicals – 4.4%
Agricultural Chemicals – 1.7%
IMC Global, Inc.	10.875% 08/01/13	2,150,000	2,628,375
Terra Capital, Inc.	12.875% 10/15/08	3,220,000	3,944,500
UAP Holding Corp.	(a)07/15/12 (10.750% 01/15/08)(b)	2,190,000	1,784,850
United Agri Products	9.000% 12/15/11(b)	1,717,000	1,871,530
			10,229,255
Chemicals-Diversified – 2.1%
BCP Caylux Holdings Luxembourg SCA	9.625% 06/15/14(b)	1,410,000	1,626,788
EquiStar Chemicals LP	10.625% 05/01/11	2,625,000	3,038,437
Huntsman ICI Holdings LLC
	(c) 12/31/09	5,645,000	3,217,650
	7.375% 01/01/15(b)	1,035,000	1,097,100
Innophos Investments Holdings, Inc.	10.771% 02/15/15(b)(d)	1,010,000	1,012,525
NOVA Chemicals Corp.	6.500% 01/15/12	780,000	826,800
Westlake Chemical Corp.	8.750% 07/15/11	1,112,000	1,239,880
			12,059,180
Chemicals-Specialty – 0.6%
Crompton Corp.	8.710% 08/01/10(d)	1,090,000	1,182,650
Rhodia SA	8.875% 06/01/11	2,335,000	2,416,725
			3,599,375
		Chemicals Total	25,887,810
Forest Products & Paper – 2.6%
Forestry – 0.5%
Millar Western Forest Products Ltd.	7.750% 11/15/13	1,695,000	1,779,750
Tembec Industries, Inc.	8.500% 02/01/11	1,040,000	1,037,400
			2,817,150
Paper & Related Products – 2.1%
Boise Cascade LLC
	5.535% 10/15/12(b)(d)	1,110,000	1,148,850
	7.125% 10/15/14(b)	1,250,000	1,331,250
Buckeye Technologies, Inc.
	8.500% 10/01/13	480,000	520,800
	9.250% 09/15/08	1,980,000	1,972,575
Caraustar Industries, Inc.	9.875% 04/01/11	2,015,000	2,206,425
Georgia-Pacific Corp.	8.000% 01/15/24	1,005,000	1,207,256
Neenah Paper, Inc.	7.375% 11/15/14(b)	790,000	797,900
Newark Group, Inc.	9.750% 03/15/14	1,550,000	1,619,750

Norske Skog Canada Ltd.
	7.375% 03/01/14	695,000	733,225
	8.625% 06/15/11	1,200,000	1,290,000
			12,828,031
	Forest Products & Paper Total		15,645,181
Iron/Steel – 0.8%
Metal-Iron – 0.5%
Wise Metals Group LLC	10.250% 05/15/12	2,785,000	2,861,588
			2,861,588
Steel-Producers – 0.2%
Steel Dynamics, Inc.
	9.500% 03/15/09	1,080,000	1,178,550
			1,178,550

Steel-Specialty – 0.1%
UCAR Finance, Inc.	10.250% 02/15/12	585,000	652,275
			652,275
		Iron/Steel Total	4,692,413
Metals & Mining – 0.7%
Metal-Aluminum – 0.3%
Kaiser Aluminum & Chemical Corp.	10.875% 10/15/06(e)	2,385,000	2,063,025
			2,063,025
Metal-Diversified – 0.2%
Earle M. Jorgensen & Co.	9.750% 06/01/12	1,140,000	1,276,800
			1,276,800
Mining Services – 0.2%
HudBay Mining & Smelting Co., Ltd.	9.625% 01/15/12(b)	875,000	918,750
			918,750
	Metals & Mining Total		4,258,575
	BASIC MATERIALS TOTAL		50,483,979
COMMUNICATIONS – 18.7%
Media – 8.4%
Broadcast Services/Programs – 0.5%
Fisher Communications, Inc.	8.625% 09/15/14(b)	1,060,000	1,158,050
XM Satellite Radio Holdings, Inc.	8.243% 05/01/09(d)	1,675,000	1,712,688
			2,870,738
Cable TV – 3.8%
Atlantic Broadband Finance LLC	9.375% 01/15/14(b)	2,605,000	2,533,363
Cablevision Systems Corp.	6.669% 04/01/09(b)(d)	1,945,000	2,168,675
Charter Communications Holdings LLC
	9.920% 04/01/11	6,895,000	5,636,662
	10.250% 09/15/10	1,500,000	1,584,375

CSC Holdings, Inc.
	6.750% 04/15/12(b)	1,230,000	1,331,475
	7.625% 04/01/11	95,000	106,400
Insight Communications Co., Inc.	(a) 02/15/11 (12.250% 02/15/06)	870,000	870,000
Insight Midwest LP	9.750% 10/01/09	1,255,000	1,319,319
Northland Cable Television, Inc.	10.250% 11/15/07	3,250,000	3,217,500
Pegasus Satellite Communications, Inc.	11.250% 01/15/10(b)(e)	2,825,000	1,723,250
Telenet Group Holding NV	(a) 06/15/14 (11.250% 12/15/08)(b)	2,545,000	1,946,925
			22,437,944
Multimedia – 1.2%
Advanstar Communications, Inc.
	(a)10/15/11 (15.000% 10/15/05)	1,825,000	1,656,188
	12.000% 02/15/11	1,945,000	2,105,462
Haights Cross Communications	(a) 08/15/11 (12.500% 02/01/09)	2,325,000	1,557,750
Haights Cross Operating Co.
	11.750% 08/15/11(b)	570,000	644,100
	11.750% 08/15/11	1,250,000	1,412,500
			7,376,000
Publishing-Newspapers – 0.5%
Hollinger, Inc.
	11.875% 03/01/11(b)(f)	1,009,000	1,128,819
	12.875% 03/01/11(b)	1,474,000	1,693,257
			2,822,076
Publishing-Periodicals – 1.6%
CBD Media Holdings LLC & Finance, Inc.	9.250% 07/15/12(b)	1,335,000	1,385,062
Dex Media, Inc.	(a) 11/15/13 (9.000% 11/15/08)	1,850,000	1,456,875
Dex Media East LLC	12.125% 11/15/12	518,000	624,190
Dex Media West LLC	9.875% 08/15/13	3,607,000	4,130,015
WDAC Subsidiary Corp.	8.375% 12/01/14(b)	1,685,000	1,710,275
			9,306,417
Television – 0.8%
Granite Broadcasting Corp.	9.750% 12/01/10	2,730,000	2,620,800
Paxson Communications
	(a) 01/15/09 (12.250% 01/15/06)	315,000	305,550
	10.750% 07/15/08	1,125,000	1,184,062
Sinclair Broadcast Group, Inc.	8.750% 12/15/11	800,000	864,000
			4,974,412
		Media Total	49,787,587

Telecommunication Services – 10.3%
Cellular Telecommications – 3.9%
American Cellular Corp.	10.000% 08/01/11	1,955,000	1,906,125
Dobson Cellular Systems, Inc.	8.375% 11/01/11(b)	525,000	563,063
Dobson Communications Corp.	8.875% 10/01/13	3,010,000	2,528,400
Horizon PCS, Inc.	11.375% 07/15/12(b)	1,325,000	1,517,125
iPCS Escrow Co.	11.500% 05/01/12	910,000	1,053,325
Nextel Partners, Inc.	8.125% 07/01/11	1,070,000	1,179,675
Rogers Cantel, Inc.	9.750% 06/01/16	2,530,000	3,124,550
Rogers Wireless, Inc.	8.000% 12/15/12	1,295,000	1,405,075
Rural Cellular Corp.	8.250% 03/15/12	1,355,000	1,443,075
UbiquiTel Operating Co.
	9.875% 03/01/11	1,490,000	1,687,425
	9.875% 03/01/11(b)	1,055,000	1,194,787
US Unwired, Inc.	10.000% 06/15/12	2,845,000	3,229,075
Western Wireless Corp.	9.250% 07/15/13	1,760,000	2,046,000
			22,877,700
Satelite Telecommunications – 1.3%
Inmarsat Finance II PLC	(a) 11/15/12 (10.375% 11/15/08)	2,285,000	1,728,031
Intelsat Bermuda Ltd.	8.250% 01/15/13(b)	2,500,000	2,612,500
New Skies Satellites NV	9.125% 11/01/12(b)	1,195,000	1,242,800
PanAmSat Corp.	9.000% 08/15/14	1,070,000	1,177,000
Zeus Special Subsidiary Ltd.	(a) 02/01/15 (9.250% 02/01/10)(b)	1,780,000	1,183,700
			7,944,031
Telecommunication Equipment – 0.3%
Lucent Technologies, Inc.	6.450% 03/15/29	1,890,000	1,802,588
			1,802,588
Telecommunication Services – 1.2%
Axtel SA	11.000% 12/15/13	2,580,000	2,796,075
Time Warner Telecom LLC
	9.750% 07/15/08	1,460,000	1,489,200
	10.125% 02/01/11	2,690,000	2,730,350
			7,015,625
Telephone-Integrated – 2.9%
Cincinnati Bell, Inc.	8.375% 01/15/14	2,935,000	3,030,388
Qwest Capital Funding, Inc.
	7.250% 02/15/11	3,850,000	3,787,437
	7.750% 02/15/31	2,385,000	2,197,181
Qwest Services Corp.	14.000% 12/15/10(b)	6,045,000	7,193,550

US LEC Corp.	10.670% 10/01/09(d)	1,070,000	1,072,675
			17,281,231
Wireless Equipment – 0.7%
American Towers, Inc.	7.250% 12/01/11	1,060,000	1,128,900
SBA Telecommunications, Inc.	(a) 12/15/11 (9.750% 12/15/07)	1,320,000	1,161,600
SpectraSite, Inc.	8.250% 05/15/10	1,690,000	1,816,750
			4,107,250
	Telecommunication Services Total		61,028,425
	COMMUNICATIONS TOTAL		110,816,012
CONSUMER CYCLICAL – 21.0%
Airlines – 1.4%
Airlines – 1.4%
Continental Airlines, Inc.	7.568% 12/01/06	2,980,000	2,413,800
Delta Air Lines, Inc.	7.900% 12/15/09	1,315,000	624,625
Northwest Airlines, Inc.	9.875% 03/15/07	4,070,000	3,357,750
United Air Lines, Inc.	1.535% 03/02/04(d)(g)	2,086,777	1,846,797
			8,242,972
		Airlines Total	8,242,972
Apparel – 1.5%
Apparel Manufacturers – 1.5%
Broder Brothers Co.
	11.250% 10/15/10	1,320,000	1,428,900
	11.250% 10/15/10(b)	785,000	849,762
Levi Strauss & Co.	9.750% 01/15/15(b)	4,230,000	4,462,650
Phillips-Van Heusen Corp.
	7.250% 02/15/11	1,010,000	1,055,450
	8.125% 05/01/13	1,000,000	1,085,000
			8,881,762
		Apparel Total	8,881,762
Auto Manufacturers – 0.2%
Auto-Medium & Heavy Duty Trucks – 0.2%
Navistar International Corp.	7.500% 06/15/11	1,220,000	1,299,300
			1,299,300
	Auto Manufacturers Total		1,299,300
Auto Parts & Equipment – 1.9%
Auto/Truck Parts & Equipment-Original – 1.1%
Accuride Corp.	9.250% 02/01/08	1,225,000	1,241,844
Collins & Aikman Products Co.	12.875% 08/15/12(b)	280,000	190,400
Cooper-Standard Automotive, Inc.	8.375% 12/15/14(b)	2,030,000	1,918,350
Delco Remy International, Inc.	11.000% 05/01/09	1,195,000	1,260,725
Dura Operating Corp.	8.625% 04/15/12	1,775,000	1,788,312
			6,399,631

Auto/Truck Parts & Equipment-Replacement – 0.3%
Rexnord Corp.	10.125% 12/15/12	1,360,000	1,540,200
			1,540,200
Rubber-Tires – 0.5%
Goodyear Tire & Rubber Co.	7.857% 08/15/11	2,960,000	3,100,600
			3,100,600
	Auto Parts & Equipment Total		11,040,431
Distribution/Wholesale – 0.2%
Distribution/Wholesale – 0.2%
Buhrmann US, Inc.	7.875% 03/01/15(b)(h)	945,000	961,538
			961,538
	Distribution/Wholesale Total		961,538

Entertainment – 3.3%
Gambling (Non-Hotel) – 0.4%
Global Cash Access LLC/Global Cash Finance Corp.	8.750% 03/15/12	2,245,000	2,458,275
			2,458,275
Music – 0.8%
Steinway Musical Instruments, Inc.	8.750% 04/15/11	1,485,000	1,600,087
Warner Music Group	7.375% 04/15/14(b)	1,270,000	1,346,200
WMG Holdings Corp.	9.760% 12/15/14(b)(d)	1,730,000	1,721,350
			4,667,637
Resorts/Theme Parks – 0.9%
Six Flags, Inc.	9.625% 06/01/14	4,690,000	4,408,600
Universal City Florida Holding Co.	8.375% 05/01/10(b)	1,010,000	1,060,500
			5,469,100
Theaters – 1.2%
AMC Entertainment, Inc.	9.875% 02/01/12	2,795,000	3,053,537
LCE Acquisition Corp.	9.000% 08/01/14(b)	2,280,000	2,385,450
Marquee Holdings, Inc.	(a) 08/15/14 (12.000% 08/15/09)(b)	2,645,000	1,831,663
			7,270,650
	Entertainment Total		19,865,662
Home Builders – 1.2%
Building-Residential/Commercial – 1.2%
D.R. Horton, Inc.	9.750% 09/15/10	2,400,000	2,910,000
K. Hovnanian Enterprises, Inc.
	8.875% 04/01/12	1,435,000	1,585,675
	10.500% 10/01/07	1,930,000	2,200,200

Standard Pacific Corp.	9.250% 04/15/12	625,000	739,062
			7,434,937
	Home Builders Total		7,434,937
Home Furnishings – 0.9%
Appliances – 0.2%
ALH Finance LLC	8.500% 01/15/13(b)	1,235,000	1,262,788
			1,262,788
Home Furnishings – 0.7%
Norcraft Companies	9.000% 11/01/11	1,095,000	1,177,125
WII Components, Inc.	10.000% 02/15/12	2,720,000	2,754,000
			3,931,125
	Home Furnishings Total		5,193,913
Leisure Time – 1.3%
Cruise Lines – 0.1%
NCL Corp.	10.625% 07/15/14(b)	840,000	865,200
			865,200
Leisure & Recreational Products – 0.2%
K2, Inc.	7.375% 07/01/14	920,000	995,440
			995,440
Recreational Centers – 1.0%
AMF Bowling Worldwide, Inc.	10.000% 03/01/10	1,655,000	1,700,513
Equinox Holdings, Inc.	9.000% 12/15/09	2,270,000	2,411,875
Town Sports International, Inc.	(a) 02/01/14 (11.000% 02/01/09)	3,115,000	1,783,337
			5,895,725
	Leisure Time Total		7,756,365
Lodging – 5.8%
Casino Hotels – 5.8%
Circus & Eldorado/Silver Legacy Capital Corp.	10.125% 03/01/12	2,105,000	2,294,450
Hard Rock Hotel, Inc.	8.875% 06/01/13	2,405,000	2,645,500
Hollywood Casino Shreveport	13.000% 08/01/06(i)	7,050,000	6,010,125
Inn of the Mountain Gods Resort & Casino	12.000% 11/15/10	2,045,000	2,397,763
MGM Mirage	6.750% 09/01/12	1,515,000	1,605,900
Mohegan Tribal Gaming Authority	6.125% 02/15/13(b)	1,130,000	1,152,600
Penn National Gaming, Inc.	6.750% 03/01/15(b)(h)	2,470,000	2,522,488
Pinnacle Entertainment
	8.250% 03/15/12	955,000	1,021,850
	8.750% 10/01/13	2,245,000	2,441,437
Premier Entertainment Biloxi Financial LLC	10.750% 02/01/12	595,000	648,550
River Rock Entertainment	9.750% 11/01/11	2,620,000	2,908,200
Seneca Gaming Corp.	7.250% 05/01/12	1,870,000	1,954,150
Station Casinos, Inc.	6.875% 03/01/16	270,000	284,850

Trump Holdings & Funding	PIK, 17.625% 09/15/10(g)	2,555,875	2,638,941
Virgin River Casino Corp.
	(a) 01/15/13 (12.750% 01/15/09) (b)	1,380,000	869,400
	9.000% 01/15/12(b)	747,000	784,350
Wynn Las Vegas LLC	6.625% 12/01/14(b)	2,455,000	2,461,137
			34,641,691
		Lodging Total	34,641,691
Retail – 2.7%
Retail-Automobile – 0.4%
Asbury Automotive Group, Inc.	8.000% 03/15/14	1,990,000	2,064,625
			2,064,625
Retail-Drug Stores – 0.6%
Jean Coutu Group (PJC), Inc.	8.500% 08/01/14(b)	1,425,000	1,453,500
Rite Aid Corp.
	7.500% 01/15/15(b)	630,000	625,275
	9.250% 06/01/13	1,545,000	1,552,725
			3,631,500
Retail-Home Furnishings – 0.4%
Levitz Home Furnishings, Inc.	12.000% 11/01/11(b)	645,000	657,900
Tempur-Pedic, Inc.	10.250% 08/15/10	1,631,000	1,859,340
			2,517,240
Retail-Jewelry – 0.3%
Finlay Fine Jewelry Corp.	8.375% 06/01/12	1,725,000	1,656,000
			1,656,000
Retail-Major Department Stores – 0.1%
Saks, Inc.	7.000% 12/01/13	693,000	720,720
			720,720
Retail-Propane Distributors – 0.3%
Ferrellgas Partners LP	8.750% 06/15/12	1,830,000	1,971,825
			1,971,825
Retail-Restaurants – 0.6%
Denny’s Holdings, Inc.	10.000% 10/01/12(b)	1,590,000	1,721,175
Landry’s Restaurants, Inc.	7.500% 12/15/14(b)	1,570,000	1,573,925
			3,295,100
		Retail Total	15,857,010
Textiles – 0.6%
Textile-Products – 0.6%
Collins & Aikman Products Co.	9.750% 02/15/10	1,600,000	1,728,000

INVISTA	9.250% 05/01/12(b)	1,390,000	1,560,275
			3,288,275
		Textiles Total	3,288,275
	CONSUMER CYCLICAL TOTAL		124,463,856
CONSUMER NON-CYCLICAL – 12.7%
Agriculture – 0.7%
Agricultural Operations – 0.4%
Seminis Vegetable Seeds, Inc.	10.250% 10/01/13	2,307,000	2,762,633
			2,762,633
Tobacco – 0.3%
North Atlantic Trading Co., Inc.	9.250% 03/01/12	2,000,000	1,597,500
			1,597,500
		Agriculture Total	4,360,133
Beverages – 0.3%
Beverages-Wine/Spirits – 0.3%
Constellation Brands, Inc.	8.125% 01/15/12	1,320,000	1,438,800
			1,438,800
		Beverages Total	1,438,800
Biotechnology – 0.4%
Medical-Biomedical/Gene – 0.4%
Bio-Rad Laboratories, Inc.	7.500% 08/15/13	2,015,000	2,196,350
			2,196,350
	Biotechnology Total		2,196,350
Commercial Services – 3.6%
Commercial Services – 0.6%
Iron Mountain, Inc.	7.750% 01/15/15	560,000	572,600
Language Line Holdings, Inc.	11.125% 06/15/12	2,860,000	3,038,750
			3,611,350
Commercial Services-Finance – 0.5%
Dollar Financial Group, Inc.	9.750% 11/15/11	2,665,000	2,931,500
			2,931,500
Funeral Services & Related Items – 0.5%
Carriage Services, Inc.	7.875% 01/15/15(b)	225,000	232,875
Service Corp. International	7.700% 04/15/09	2,810,000	3,006,700
			3,239,575
Printing-Commercial – 0.8%
American Color Graphics, Inc.	10.000% 06/15/10	1,330,000	954,275
Sheridan Group	10.250% 08/15/11	1,515,000	1,636,200

Vertis, Inc.	13.500% 12/07/09(b)	2,365,000	2,388,650
			4,979,125
Private Corrections – 0.4%
GEO Group, Inc.	8.250% 07/15/13	2,200,000	2,321,000
			2,321,000
Rental Auto/Equipment – 0.8%
NationsRent, Inc.	9.500% 10/15/10	2,760,000	3,070,500
Williams Scotsman, Inc.	9.875% 06/01/07	1,415,000	1,418,537
			4,489,037
	Commercial Services Total		21,571,587
Cosmetics/Personal Care – 0.4%
Cosmetics & Toiletries – 0.4%
DEL Laboratories, Inc.	8.000% 02/01/12(b)	1,140,000	1,131,450
Elizabeth Arden, Inc.	7.750% 01/15/14	1,395,000	1,482,188
			2,613,638
	Cosmetics/Personal Care Total		2,613,638
Food – 2.2%
Food-Confectionery – 0.6%
Merisant Co.	10.250% 07/15/13(b)	1,855,000	1,650,950
Tabletop Holdings, Inc.	(a) 05/15/14 (12.250% 11/15/08) (b)	5,295,000	2,131,237
			3,782,187
Food-Miscellaneous/Diversified – 1.1%
Dole Food Co., Inc.	8.625% 05/01/09	2,160,000	2,330,100
Pinnacle Foods Holding Corp.	8.250% 12/01/13	3,380,000	3,092,700
Reddy Ice Holdings, Inc.	(a) 11/01/12 (10.500% 11/01/08) (b)	1,220,000	921,100
			6,343,900
Food-Retail – 0.5%
Stater Brothers Holdings	8.125% 06/15/12	2,970,000	3,099,938
			3,099,938
		Food Total	13,226,025
Healthcare Services – 3.7%
Medical-HMO – 0.2%
Coventry Health Care, Inc.	8.125% 02/15/12	945,000	1,034,775
			1,034,775
Medical-Hospitals – 1.4%
Tenet Healthcare Corp.	9.875% 07/01/14(b)	4,865,000	5,193,387

United Surgical Partners International, Inc.	10.000% 12/15/11	2,600,000	2,918,500
			8,111,887
Medical-Outpatient/Home Medical – 0.2%
Select Medical Corp.	7.625% 02/01/15(b)	1,115,000	1,148,450
			1,148,450
MRI/Medical Diagnostic Imaging – 1.5%
InSight Health Services Corp.	9.875% 11/01/11	3,050,000	3,118,625
MedQuest, Inc.	11.875% 08/15/12	2,095,000	2,377,825
MQ Associates, Inc.	(a) 08/15/12 (12.250% 08/15/08)	4,665,000	3,382,125
			8,878,575
Physical Practice Management – 0.4%
US Oncology, Inc.	9.000% 08/15/12(b)	2,280,000	2,485,200
			2,485,200
	Healthcare Services Total		21,658,887
Household Products/Wares – 1.2%
Consumer Products-Miscellaneous – 1.2%
AAC Group Holdings Corp.	(a) 10/01/12 (10.250% 10/01/08) (b)	565,000	399,738
Amscan Holdings, Inc.	8.750% 05/01/14	2,470,000	2,457,650
Jostens IH Corp.	7.625% 10/01/12(b)	620,000	641,700
Playtex Products, Inc.	9.375% 06/01/11	3,435,000	3,709,800
			7,208,888
	Household Products/Wares Total		7,208,888
Pharmaceuticals – 0.2%
Medical-Drugs – 0.2%
Warner Chilcott Corp.	8.750% 02/01/15(b)	1,160,000	1,204,950
			1,204,950
	Pharmaceuticals Total		1,204,950
	CONSUMER NON-CYCLICAL TOTAL		75,479,258
ENERGY – 5.7%
Oil & Gas – 2.6%
Oil & Gas Drilling – 0.5%
Ocean Rig Norway AS	10.250% 06/01/08	1,816,000	1,865,940
Pride International, Inc.	7.375% 07/15/14	960,000	1,060,800
			2,926,740
Oil Companies-Exploration & Production – 1.9%
Chesapeake Energy Corp.

	6.375% 06/15/15(b)	530,000	559,150
	7.500% 06/15/14	60,000	66,600
Compton Petroleum Corp.	9.900% 05/15/09	2,675,000	2,942,500
Encore Acquisition Co.	8.375% 06/15/12	1,870,000	2,071,025
Energy Partners Ltd.	8.750% 08/01/10	1,570,000	1,703,450

Magnum Hunter Resources, Inc.	9.600% 03/15/12	1,469,000	1,676,496
TransTexas Gas Corp.	15.000% 03/15/05(i)(j)	475,296	5
Whiting Petroleum Corp.	7.250% 05/01/12	2,290,000	2,370,150
			11,389,376
Oil Refining & Marketing – 0.2%
Premcor Refining Group, Inc.	7.500% 06/15/15	1,015,000	1,106,350
			1,106,350
		Oil & Gas Total	15,422,466
Oil & Gas Services – 0.3%
Oil-Field Services – 0.3%
Newpark Resources, Inc.	8.625% 12/15/07	2,050,000	2,080,750
			2,080,750
	Oil & Gas Services Total		2,080,750
Pipelines – 2.8%
Pipelines – 2.8%
Coastal Corp.	7.750% 06/15/10	4,340,000	4,562,425
Dynegy Holdings, Inc.
	6.875% 04/01/11	1,875,000	1,753,125
	9.875% 07/15/10(b)	1,230,000	1,371,450
Northwest Pipeline Corp.	8.125% 03/01/10	1,040,000	1,153,100
Sonat, Inc.
	6.875% 06/01/05	500,000	505,000
	7.625% 07/15/11	2,965,000	3,098,425
Southern Natural Gas Co.	8.875% 03/15/10	1,630,000	1,801,150
Williams Companies, Inc.	8.125% 03/15/12	1,935,000	2,254,275
			16,498,950
		Pipelines Total	16,498,950
	ENERGY TOTAL		34,002,166
FINANCIALS – 1.9%
Diversified Financial Services – 1.3%
Finance-Commercial – 0.2%
FINOVA Group, Inc.	7.500% 11/15/09(k)	2,905,546	1,292,968
			1,292,968
Finance-Investment Banker/Broker – 1.1%
E*Trade Financial Corp.	8.000% 06/15/11(b)	1,530,000	1,652,400
LaBranche & Co.	11.000% 05/15/12	4,405,000	4,746,387
			6,398,787
	Diversified Financial Services Total		7,691,755

Real Estate Investment Trusts – 0.4%
REITS-Hotels – 0.1%
La Quinta Properties, Inc.	7.000% 08/15/12	585,000	620,100
			620,100
REITS-Mortgage – 0.3%
Thornburg Mortgage, Inc.	8.000% 05/15/13	2,085,000	2,204,888
			2,204,888
	Real Estate Investment Trusts Total		2,824,988
Savings & Loans – 0.2%
Savings & Loans/Thrifts-Western US – 0.2%
Western Financial Bank	9.625% 05/15/12	975,000	1,092,000
			1,092,000
	Savings & Loans Total		1,092,000
	FINANCIALS TOTAL		11,608,743
INDUSTRIALS – 16.4%
Aerospace & Defense – 1.5%
Aerospace/Defense-Equipment – 1.5%
Argo-Tech Corp.	9.250% 06/01/11	1,450,000	1,598,625
BE Aerospace, Inc.	8.875% 05/01/11	2,080,000	2,204,800
Sequa Corp.
	8.875% 04/01/08	1,048,000	1,142,320
	9.000% 08/01/09	410,000	455,100
Standard Aero Holdings, Inc.	8.250% 09/01/14(b)	1,495,000	1,607,125
TransDigm, Inc.	8.375% 07/15/11	1,660,000	1,772,050
			8,780,020
Electronics-Military – 0.0%
Condor Systems, Inc.	11.875% 05/01/09(i)(j)	4,000,000	40,000
			40,000
	Aerospace & Defense Total		8,820,020
Building Materials – 1.7
Building & Construction Products – Miscellaneous – 0.7
Associated Materials, Inc.	(a) 03/01/14
	(11.250% 03/01/09)	1,600,000	1,160,000
Congoleum Corp.	8.625% 08/01/08(e)	1,755,000	1,785,713
Nortek, Inc.	8.500% 09/01/14	1,110,000	1,134,975
			4,080,688
Building Products-Cement/Aggregation – 0.7%
RMCC Acquisition Co.	9.500% 11/01/12(b)	2,100,000	2,094,750

U.S. Concrete, Inc.	8.375% 04/01/14	1,880,000	1,964,600
			4,059,350
Building Products-Doors & Windows – 0.3%
ACIH, Inc.	(a) 12/15/12
	(11.500% 12/15/07)(b)	2,400,000	1,794,000
			1,794,000
	Building Materials Total		9,934,038
Electrical Components & Equipment – 0.4%
Wire & Cable Products – 0.4%
Coleman Cable, Inc.	9.875% 10/01/12(b)	2,385,000	2,501,269
			2,501,269
	Electrical Components & Equipment Total		2,501,269
Electronics – 0.3%
Electronic Components-Miscellaneous – 0.3%
Flextronics International Ltd.	6.250% 11/15/14	800,000	804,000
Sanmina-SCI Corp.	6.750% 03/01/13(b)	1,045,000	1,052,838
			1,856,838
	Electronics Total		1,856,838
Engineering & Construction – 0.5%
Building & Construction-Miscellaneous – 0.5%
J. Ray McDermott SA	11.000% 12/15/13(b)	2,710,000	3,089,400
			3,089,400
	Engineering & Construction Total		3,089,400
Environmental Control – 1.2%
Non-Hazardous Waste Disposal – 1.1%
Allied Waste North America, Inc.
	7.875% 04/15/13	2,355,000	2,463,919
	8.500% 12/01/08	495,000	532,125
Waste Services, Inc.	9.500% 04/15/14(b)	3,155,000	3,233,875
			6,229,919
Recycling – 0.1%
IMCO Recycling Escrow	9.000% 11/15/14(b)	670,000	703,500
			703,500
	Environmental Control Total		6,933,419
Hand/Machine Tools – 0.1%
Machine Tools & Related Products – 0.1%
Newcor, Inc.	6.000% 01/31/13
	(7.500% 01/31/08)(j)(l)	847,510	593,257
			593,257
	Hand/Machine Tools Total		593,257

Machinery Diversified – 0.3%
Machinery-General Industry – 0.3%
Douglas Dynamics LLC	7.750% 01/15/12(b)	1,980,000	2,009,700
			2,009,700
	Machinery Diversified Total		2,009,700
Metal Fabricated/Hardware – 1.8%
Metal Processors & Fabrication – 1.2%
Altra Industrial Motion, Inc.	9.000% 12/01/11(b)	1,360,000	1,363,400
Mueller Group, Inc.	10.000% 05/01/12	1,065,000	1,155,525
Mueller Holdings, Inc.	(a) 04/15/14
	(14.750% 04/15/09)	2,625,000	1,890,000
TriMas Corp.	9.875% 06/15/12	2,725,000	2,847,625
			7,256,550
Metal Products-Fasteners – 0.6%
FastenTech, Inc.	12.500% 05/01/11(b)	3,055,000	3,459,787
			3,459,787
	Metal Fabricated/Hardware Total		10,716,337
Miscellaneous Manufacturing – 1.7%
Diversified Manufacturing Operators – 1.1%
Bombardier, Inc.	6.300% 05/01/14(b)	1,861,000	1,646,985
J.B. Poindexter & Co.	8.750% 03/15/14(b)	1,915,000	2,005,962
Koppers Industries, Inc.	9.875% 10/15/13	1,565,000	1,776,275
`Trinity Industries, Inc.	6.500% 03/15/14	920,000	924,600
			6,353,822
Filteration/Separation Products – 0.3%
Polypore International, Inc.	(a)10/01/12
	(10.500% 11/01/08)(b)	2,730,000	1,743,788
			1,743,788
Miscellaneous Manufacturing – 0.3%
Samsonite Corp.	8.875% 06/01/11	1,615,000	1,748,238
			1,748,238
	Miscellaneous Manufacturing Total		9,845,848
Packaging & Containers – 3.1%
Containers-Metal/Glass – 1.1%
Crown European Holdings SA	10.875% 03/01/13	2,550,000	3,021,750
Owens-Brockway Glass Container
	6.750% 12/01/14(b)	1,550,000	1,588,750
	8.250% 05/15/13	1,045,000	1,146,887
Owens-Illinois, Inc.	7.500% 05/15/10	620,000	655,650
			6,413,037
Containers-Paper/Plastic – 2.0%
Consolidated Container Co. LLC	(a) 06/15/09
	(10.750% 06/15/07)	1,700,000	1,487,500
Jefferson Smurfit Corp.

	8.250% 10/01/12	1,675,000	1,813,188
	11.500% 10/01/15	2,385,000	3,144,678
MDP Acquisitions PLC	9.625% 10/01/12	1,990,000	2,208,900
Portola Packaging, Inc.	8.250% 02/01/12	1,700,000	1,389,750
Tekni-Plex, Inc.	12.750% 06/15/10	2,300,000	2,047,000
			12,091,016
	Packaging & Containers Total		18,504,053
Transportation – 3.8%
Transportation-Marine – 1.6%
Ship Finance International Ltd.	8.500% 12/15/13	4,060,000	4,095,525
Stena AB
	7.500% 11/01/13	2,675,000	2,728,500
	9.625% 12/01/12	1,505,000	1,693,125
Teekay Shipping Corp.
	8.875% 07/15/11	865,000	1,001,237
			9,518,387
Transportation-Rail – 0.6%
TFM SA de CV	12.500% 06/15/12	3,030,000	3,529,950
			3,529,950
Transportation-Services – 0.9%
CHC Helicopter Corp.	7.375% 05/01/14	1,820,000	1,892,800
Petroleum Helicopters, Inc.	9.375% 05/01/09	3,125,000	3,390,625
			5,283,425
Transportation-Truck – 0.7%
Allied Holdings, Inc.	8.625% 10/01/07	1,835,000	1,550,575
QDI Capital Corp.	9.000% 11/15/10(b)	2,810,000	2,739,750
			4,290,325
	Transportation Total		22,622,087
	INDUSTRIALS TOTAL		97,426,266
TECHNOLOGY – 0.4%
Semiconductors – 0.4%
Electronic Components-Semiconductors – 0.4%
Amkor Technology, Inc.	9.250% 02/15/08	2,470,000	2,420,600
			2,420,600
	Semiconductors Total		2,420,600
	TECHNOLOGY TOTAL		2,420,600
UTILITIES – 5.0%
Electric – 5.0%
Electric-Generation – 1.2%
AES Corp.
	9.000% 05/15/15(b)	610,000	698,450
	9.500% 06/01/09	1,253,000	1,436,251

Edison Mission Energy	9.875% 04/15/11	3,090,000	3,715,725
Texas Genco LLC	6.875% 12/15/14(b)	1,380,000	1,466,250
			7,316,676
Electric-Integrated – 1.1%
CMS Energy Corp.	8.900% 07/15/08	1,990,000	2,216,362
Nevada Power Co.
	9.000% 08/15/13	985,000	1,135,213
	10.875% 10/15/09	1,765,000	2,016,513
PSE&G Energy Holdings	8.625% 02/15/08	955,000	1,040,950
			6,409,038
Independent Power Producers – 2.7%
Caithness Coso Funding Corp.	9.050% 12/15/09	3,117,775	3,429,552
Calpine Corp.	8.500% 07/15/10(b)	2,750,000	2,268,750
Calpine Generating Co. LLC
	11.169% 04/01/11(d)	3,575,000	3,467,750
	11.500% 04/01/11	125,000	117,187
MSW Energy Holdings LLC
	7.375% 09/01/10	910,000	950,950
	8.500% 09/01/10	2,260,000	2,452,100
Orion Power Holdings, Inc.	12.000% 05/01/10	2,620,000	3,275,000
			15,961,289
	Electric Total		29,687,003
	UTILITIES TOTAL		29,687,003
	Total Corporate Fixed-Income Bonds & Notes (cost of $522,140,017)	Shares	536,387,883

Preferred Stocks – 2.9%
COMMUNICATIONS – 2.3%
Media – 2.3%
Primedia, Inc.
	Series D, 9.200%	22,390	2,233,402
	Series F, 9.200%	17,700	1,796,550
	Series H, 8.625%	220	21,670

Spanish Broadcasting System	10.750%	6,453	7,033,639
Paxson Communications	14.250% PIK	273	2,211,300
PTV, Inc.		18	58

		Media Total	13,296,619
	COMMUNICATIONS TOTAL		13,296,619
FINANCIALS – 0.6%
Real Estate – 0.6%
iStar Financial, Inc.
	Series E,
	7.875%	86,769	2,239,725
	Series F,
	7.800%	57,000	1,467,750
		Real Estate Total	3,707,475
	FINANCIALS TOTAL		3,707,475
	Total Preferred Stocks (cost of $15,893,690)		17,004,094
Common Stocks (m) – 2.6%
CONSUMER DISCRETIONARY – 0.3%
Hotels, Restaurants & Leisure – 0.1%
	Alliance Gaming Corp.	55,000	610,500
	Hotels, Restaurants & Leisure Total		610,500
Media- 0.2%
	Haights Cross Communications, Inc.	18,220	1,020,320
		MediaTotal	1,020,320
	CONSUMER DISCRETIONARY TOTAL		1,630,820
ENERGY – 0.1%
Energy Equipment & Services – 0.1%
	Hornbeck Offshore Services, Inc.	27,300	632,541
	Energy Equipment & Services Total		632,541
Oil & Gas – 0.0%
	Coho Energy Inc. (n)	750	—
	Horizon Natural Resources Co. (j)	16,000	16
	Orion Refining Corp. (j) (o)	10	—
		Oil & Gas Total	16
		ENERGY TOTAL	632,557
INDUSTRIALS – 0.3%

Commercial Services & Supplies – 0.0%
	Fairlane Management Corp. (j)(o)	50,004	—
	Commercial Services & Supplies Total		—
Environmental Control – 0.3%
	Allied Waste Industries, Inc.	72,500	595,950
	Waste Services, Inc.	327,000	1,154,310

	Environmental Control Total		1,750,260
	INDUSTRIALS TOTAL		1,750,260

TELECOMMUNICATION SERVICES – 1.8%
Diversified Telecommunication Services – 0.5%
	NTL, Inc.	46,154	2,994,933
	Ono Finance PLC(b)(j)(o)	5,700	—
	Diversified Telecommunication Services Total		2,994,933
Wireless Telecommunication Services – 1.3%
	Alamosa Holdings, Inc.	64,483	821,515
	Horizon PCS, Inc., Class A	73,617	1,803,617
	Nextel Communications, Inc., Class A	100,000	2,943,000
	SBA Communications Corp., Class A	235,910	2,052,417
	Wireless Telecommunication Services Total		7,620,549
	TELECOMMUNICATION SERVICES TOTAL		10,615,482
UTILITIES – 0.1%
Electric Utilities – 0.0%
	BayCorp Holdings Ltd.	3	39
	Electric Utilities Total		39
Multi-Utilities & Unregulated Power – 0.1%
	Dynegy Holdings, Inc., Class A	233,000	969,280
	Multi-Utilities & Unregulated Power Total		969,319
	UTILITIES TOTAL		969,319
	Total Common Stocks (cost of $16,240,908)		15,598,438

		Par ($)	Value ($)
Convertible Bonds – 0.7%
BASIC MATERIALS – 0.0%
Chemicals - 0.0%
Chemicals Diversified – 0.0%
Huntsman Corp.	5.000% 02/16/08	850	49,955
			49,955
	Chemicals Total		49,955
	BASIC MATERIALS TOTAL		49,955
COMMUNICATIONS – 0.4%
Telecommunication – 0.4%
Telecommunication Services – 0.4%
Nortel Networks Ltd.	4.250% 09/01/08	2,640,000	2,515,313
			2,515,313
	Telecommunication Total		2,515,313
	COMMUNICATIONS TOTAL		2,515,313

UTILITIES – 0.3%
Electric – 0.3%
Independent Power Producer – 0.3%
Mirant Corp.	2.500% 06/15/21(e)	2,125,000	1,604,226
			1,604,226
		Electric Total	1,604,226
	UTILITIES TOTAL		1,604,226
	Total Convertible Bonds (cost of $3,916,673)		4,169,494
Municipal Bond (Taxable) – 0.6%
CALIFORNIA – 0.6%
CA Cabazon Band Mission Indians	13.000% 10/01/11 (f)	3,250,000	3,338,075
	CALIFORNIA TOTAL		3,338,075
	Total Municipal Bond (Taxable) (cost of $3,250,000)		3,338,075

Warrants (m) – 0.1%
COMMUNICATIONS – 0.0%
		Units
Media – 0.0%
Cable Satisfaction International, Inc.
	Expires 03/01/05(j)(o)

		7,550	—
Haights Cross Communications
	Expires 12/10/11(n)
		20	—
	Expires 12/10/12

			18,044	361
Ono Finance PLC
	Expires 03/16/11(b)(j)(o)
			1,200	—
XM Satellite Radio Holdings, Inc.
	Expires 03/15/10(b)
			2,435	194,800
			Media Total	195,161
Telecommunication Services – 0.0%
AT&T Cananda, Inc.
	Expires 08/15/07(b)(j)(o)
			1,250	—
Carrier1 International SA
	Expires 02/19/09(e)(j)(o)
			2,780	—
iPCS, Inc.
	Expires 07/15/10 (j)(o)
			2,500	—
Jazztel PLC
	Expires 07/15/10 (j)(o)
		EUR	1,435	—
UbiquiTel, Inc.
	Expires 04/15/10(b)(j)(o)
		USD	5,250	—
	Telecommunication Services Total			—
		COMMUNICATIONS TOTAL		195,161

CONSUMER NON-CYCLICAL – 0.0%
Food - 0.0%
Food Retail – 0.0%
Pathmark Stores, Inc.	Expires 09/19/10		58,758	11,751
			Food Total	11,751
	CONSUMER NON-CYCLICAL TOTAL			11,751
INDUSTRIALS – 0.1%

Metal Fabricated/Hardware – 0.1%
Mueller Group, Inc.
	Expires 04/15/14
	0.000% 04/15/14(b)		2,625	249,375
	Metal Fabricated/Hardware Total			249,375
Transportation – 0.0%
Horizon PCS, Inc.
	Expires 10/01/10(j)(o)
			4,705	—
QDI LLC	Expires 01/15/07(b)(j)

		10,207	55,118
	Transportation Total		55,118
	INDUSTRIALS TOTAL		304,493

	Total Warrants (cost of $8,638.121)		511,405
		Par ($)
Short-Term Obligation – 1.3%
	Repurchase agreement with State Street Bank & Trust Co., dated 02/28/05, due 03/01/05 at 2.520%, collateralized by a U.S. Treasury Bond maturing 02/15/16, market value $7,984,603 (repurchase proceeds $7,823,548)	7,823,000	7,823,000

	Total Short-Term Obligation (cost of $7,823.000)		7,823,000

	Total Investments – 98.5% (cost of $577,902,409)(p)(q)		584,832,389

	Other Assets & Liabilities, Net – 1.5%		8,814,352

	Net Assets – 100.0%		593,646,741

Notes to Investment Portfolio:

Security Valuation:

*

Debt securities generally are valued by pricing services approved by the Fund’s Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities.  The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes.  Debt securities for which quotations are readily available are valued at an over-the-counter or exchange bid quotation.   Certain debt securities, which tend to be more thinly traded and of lesser quality, are priced based on fundamental analysis of the financial condition of the issuer and the estimated value of any collateral.  Valuations developed through pricing techniques may vary from the actual amounts realized upon sale of the securities, and the potential variation may be greater for those securities valued using fundamental analysis.

Equity securities are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price.  Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Forward currency exchange contracts are valued at the prevailing forward exchange rate of the underlying currencies.

Investments for which market quotations are not readily available, or quotations which management believes are not appropriate, are valued at fair value under procedures approved by the Board of Trustees.

(a)	Step bond. This security is currently not paying coupon. Shown parenthetically is the interest rate to be paid and the date the Fund will begin accruing at this rate.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2005, these securities amounted to $139,438,503, which represents 23.5% of net assets.

(c)	Zero coupon bond.
(d)	Floating rate note. The interest rate shown reflects the rate as of February 28, 2005.

(e)

The issuer has filed for bankruptcy protection under Chapter 11, and is in default of certain debt covenants. Income is not being accrued. As of February 28, 2005, the value of these securities amounted to $7,176,214, which represents 1.2% of net assets.

(f)	Illiquid security.
(g)

The issuer has filed for bankruptcy protection under Chapter 11, and is in default of certain debt covenants. Income is being accrued. As of February 28, 2005, the value of these securities amounted to $4,485,738 which represents 0.8% of net assets.

(h)	Security purchased on a delayed delivery basis.
(i)	The issuer is in default of certain debt covenants. Income is not being accrued. As of February 28, 2005, the value of these securities amounted to $6,050,130 which represents 1.0% of net assets.
(j)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees.
(k)	Issued as part of a bankruptcy reorganization.
(l)	Step bond. Shown parenthetically is the next interest rate to be paid.
(m)	Non-income producing security.
(n)	Rounds to less than $1.
(o)	Security has no value.
(p)	Cost for federal income tax purposes is $578,279,378.
(q)	Unrealized appreciation and depreciation at February 28, 2005, based on cost of investments for federal income tax purposes was:

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Appreciation

$35,644,853	$(29,091,842)	$6,553,011

Forward Currency Contracts to Buy	Value	Aggregate Face Value	Settlement Date	Unrealized Appreciation
EUR	$1,359,402	$1,328,892	03/05/05	$30,510

Forward Currency Contracts to Sell	Value	Aggregate Face Value	Settlement Date	Unrealized Depreciation
EUR	$1,359,402	$1,336,354	03/02/05	$(23,048)
EUR	3,159,109	3,123,512	04/18/05	(35,597)
				$(58,645)

Acronym	Name

EUR	Euro Currency
PIK	Payment-In-Kind
REIT	Real Estate Investment Trust
USD	United States Dollar

Item 2. Controls and Procedures.

(a)          The registrant’s principal executive officer and principal financial officer, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-Q is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)         There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Funds Trust I

By (Signature and Title)	/S/ Christopher L. Wilson
Christopher L. Wilson, President

Date	April 27, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/S/ Christopher L. Wilson
Christopher L. Wilson, President

Date	April 27, 2005

By (Signature and Title)	/S/ J. Kevin Connaughton
J. Kevin Connaughton, Treasurer

Date	April 27, 2005